Note 5 & 6 - Goodwill & Intangible Asset Disclosure: Schedule of Other Assets (Tables)	6 Months Ended
Feb. 28, 2018
Tables/Schedules
Schedule of Other Assets

On May 11, 2012, the Company entered into an Asset Purchase Agreement with St. George Investments LLC, an Illinois limited liability company, to acquire certain assets in foreclosure for 6,000,000 common shares.  The assets were formerly owned by Helix Wind, Inc., a Nevada corporation in the same business as the Company.  The assets and agreed prices were:

Tangible Assets
Equipment	$ 23,000
Supplies	1,000
Inventory	1,000
Total Intangible Assets	$ 25,000

Intangible Assets
Goodwill	$ 5,000
Intellectual Property (10 patents, 2 trademarks, network
systems, wind turbine monitoring system, URL)	1,467,500
Restrictive Covenant	2,500
Total Intangible Assets	$ 1,475,000